UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  028-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

 /s/    Kevin Wyman     Greenwich, Connecticut     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $258,116 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    20400 20000000 PRN      SOLE                 20000000        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406      174    25000 SH       SOLE                    25000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     7612  7440000 PRN      SOLE                  7440000        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8    34672 37483000 PRN      SOLE                 37483000        0        0
BANKATLANTIC BANCORP           CL A PAR $0.01   065908808       84    20517 SH       SOLE                    20517        0        0
BOISE INC                      COM              09746Y105       82    10000 SH       SOLE                    10000        0        0
CHARMING SHOPPES INC           COM              161133103      118    20000 SH       SOLE                    20000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     7350  8000000 PRN      SOLE                  8000000        0        0
EMCORE CORP                    COM NEW          290846203      143    30000 SH       SOLE                    30000        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3    13360  9560000 PRN      SOLE                  9560000        0        0
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203    28302  2358465 SH       SOLE                  2358465        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AL8    25260 24719000 PRN      SOLE                 24719000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    12109 12000000 PRN      SOLE                 12000000        0        0
MERITOR INC                    COM              59001K100      121    15000 SH       SOLE                    15000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2    10950 10000000 PRN      SOLE                 10000000        0        0
PMC-SIERRA INC                 NOTE 2.250%10/1  69344FAD8    17988 17358000 PRN      SOLE                 17358000        0        0
RF MICRODEVICES INC            NOTE 1.000% 4/1  749941AJ9    15056 15000000 PRN      SOLE                 15000000        0        0
SONUS NETWORKS INC             COM              835916107      145    50000 SH       SOLE                    50000        0        0
ULTRALIFE CORP                 COM              903899102      209    40400 SH       SOLE                    40400        0        0
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7    28541 14534000 PRN      SOLE                 14534000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     5925  5000000 PRN      SOLE                  5000000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1    29515 29478000 PRN      SOLE                 29478000        0        0